Schedule of Non-vested Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of Non-vested Options, Granted	(0)	(0)	54,909
Non-vested Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of Non-vested Options, Beginning Balance
Weighted Average Fair Value at Grant Date, Beginning Balance
Number of Non-vested Options, Granted		(0)
Weighted Average Fair Value at Grant Date, Granted
Number of Non-vested Options, Forfeited
Weighted Average Fair Value at Grant Date, Forfeited
Number of Non-vested Options, Vested
Weighted Average Fair Value at Grant Date, Vested
Number of Non-vested Options, Ending Balance
Weighted Average Fair Value at Grant Date, Ending Balance
Number of Non-vested Options, Exercisable		566,045
Weighted Average Fair Value at Grant Date, Exercisable		$ 13.91
Number of Non-vested Options, Outstanding		566,045
Weighted Average Fair Value at Grant Date, Outstanding		$ 13.91